Income Taxes - Components of Net Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets:
Deferred compensation expense	$ 88,749	$ 88,608
Allowance for loan and lease losses and nonperforming assets	53,964	54,677
Investment securities	23,627	15,474
Deferred income and expense	7,725	14,663
State income taxes	9,496	8,688
Total deferred income tax assets	183,561	182,110
Liabilities:
Leases	(45,908)	(62,215)
Intangible assets	(2,186)	(2,199)
Other	(9,327)	(7,014)
Total deferred income tax liabilities	(57,421)	(71,428)
Net deferred income tax assets	$ 126,140	$ 110,682